Income taxes - Reconciliation of income taxes expense (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Profit (loss) before income taxes	R$ (810,623)	R$ (390,937)	R$ 140,424
Statutory rate	34.00%	34.00%	34.00%
Income taxes at statutory rate	R$ 275,612	R$ 132,919	R$ (47,744)
Unrecognized deferred income tax asset	(305,270)	(193,898)	(7,055)
Difference from income taxes calculation based on taxable profit computed as a percentage of gross revenue	(50)	10,822	7,080
Deferred income taxes over goodwill tax recoverable	(1,514)	(3,897)	0
Tax benefit	71,130	244,718	15,066
Other	(14,290)	(18,407)	(9)
Income tax expense	R$ 25,618	R$ 172,256	R$ (32,662)
Income tax and social contribution effective rate	(3.16%)	44.00%	23.00%
Current income taxes	R$ 14,720	R$ 37,499	R$ (111,409)
Deferred income taxes	R$ 10,898	R$ 134,757	R$ 78,747